Stock Incentive Plans (Stock options outstanding ) (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,316,106	1,084,106	284,829
Options Outstanding, Weighted Average Exercise Price	$ 4.66	$ 5.52	$ 39.46
Options Exercisable, Number Exercisable	750,356	179,106
Options Exercisable, Weighted Average Exercise Price	$ 7.44	$ 28.06
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,316,106
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	6 years 7 months 28 days
Options Outstanding, Weighted Average Exercise Price	$ 4.66
Options Exercisable, Number Exercisable	750,356
Options Exercisable, Weighted Average Exercise Price	$ 7.44
Options Outstanding, Weighted-Average Remaining Contractual Life, Exercisable (in years)	5 years 10 months 2 days
Stock options | $0.63 - 0.82
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 0.63
Upper range of price	$ 0.82
Options Outstanding, Number Outstanding	252,000
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	4 years
Options Outstanding, Weighted Average Exercise Price	$ 0.65
Options Exercisable, Number Exercisable	136,000
Options Exercisable, Weighted Average Exercise Price	$ 0.66
Stock options | $1.07 - $2.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	1.07
Upper range of price	$ 2.20
Options Outstanding, Number Outstanding	1,021,500
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	7 years 5 months 27 days
Options Outstanding, Weighted Average Exercise Price	$ 1.07
Options Exercisable, Number Exercisable	571,750
Options Exercisable, Weighted Average Exercise Price	$ 1.07
Stock options | $47.60 - $87.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	47.60
Upper range of price	$ 87.60
Options Outstanding, Number Outstanding	21,000
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	2 years 5 months 9 days
Options Outstanding, Weighted Average Exercise Price	$ 67.6
Options Exercisable, Number Exercisable	21,000
Options Exercisable, Weighted Average Exercise Price	$ 67.6
Stock options | $127.60 - $207.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	127.60
Upper range of price	$ 207.60
Options Outstanding, Number Outstanding	21,500
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	2 years 5 months 9 days
Options Outstanding, Weighted Average Exercise Price	$ 158.3
Options Exercisable, Number Exercisable	21,500
Options Exercisable, Weighted Average Exercise Price	$ 158.3
Stock options | $526.40
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	106
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	1 year 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 526.4
Options Exercisable, Number Exercisable	106
Options Exercisable, Weighted Average Exercise Price	$ 526.4